Document and Entity Information	Oct. 16, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	CBS CORP
Amendment Flag	false
Entity Central Index Key	0000813828
Document Type	8-K
Document Period End Date	Oct. 16, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-09553
Entity Tax Identification Number	04-2949533
Entity Address, Address Line One	51 West 52nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	975-4321
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	CBS.A
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, $0.001 par value
Trading Symbol	CBS
Security Exchange Name	NYSE